Interests in unconsolidated structured entities (Narrative) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets transferred to client vehicles by UBS, at time of transfer	$ 2.5	$ 0.5
Assets transferred to client vehicles by third parties, at time of transfer	3.0	0.5
Net asset value movement	1.0	3.0
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net asset value held by the unconsolidated structured entities in which UBS had an interest	195.0	276.0
Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net asset value held by the unconsolidated structured entities in which UBS had an interest	532.0	511.0
Interests in Securitization vehicles not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net asset value held by the unconsolidated structured entities in which UBS had an interest	$ 24.0	$ 26.0